Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Other cash equivalents	€ 16,798	€ 42,900	€ 12,001
Cash at bank and at hand	69,939	43,653	93,686
Cash and cash equivalents	€ 86,736	€ 86,553	€ 105,687	€ 35,840